Subsequent Events - Additional Information (Detail) - USD ($)	May 11, 2017	Mar. 25, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Line of credit			$ 110,000,000
Lease Financing [Member]
Subsequent Event [Line Items]
Borrowed		$ 2,200,000
Subsequent Event [Member] | Lease Financing [Member]
Subsequent Event [Line Items]
Line of credit	$ 4,750,000